Related party transactions (Detail) $ in Thousands		6 Months Ended	12 Months Ended
	Dec. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2019 USD ($) MW	Dec. 31, 2019 CAD ($) MW	Dec. 31, 2018 USD ($)	Sep. 30, 2019 USD ($)
Transactions with Third Party [Line Items]
Interest income			$ 100,886,000		$ 39,263,000
Fair value loss			278,084,000		(137,957,000)
Amounts reclassified from AOCI to the statement of operations			7,107,000		4,343,000
Non-controlling interest attributable to subsidiary			16,482,000		2,622,000
Distribution from interest in noncontrolling interest			26,465,000	$ 34,373
Contributions from redeemable non-controlling interests			3,403,000		0
Non-controlling interest incurred			(9,006,000)		(7,545,000)
Redeemable Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders			1,848,000		644,000
Equity Method Investee
Transactions with Third Party [Line Items]
Reimbursement of expenses			12,374,000		11,390,000
Affiliated Entity
Transactions with Third Party [Line Items]
Exchange of note receivable	$ 30,293
Gain (loss) on sale of investments	$ 0
Non-controlling interest incurred			16,482,000		2,622,000
Related Party
Transactions with Third Party [Line Items]
Amount reclassified from AOCI into earnings before tax			15,765,000
Amounts reclassified from AOCI to the statement of operations			11,412,000
Contributions from redeemable non-controlling interests					$ 305,000,000
Related Party | Equity Method Investee
Transactions with Third Party [Line Items]
Exchange of note receivable						$ 21,107,000
Redeemable Non-Controlling Interest | Affiliated Entity
Transactions with Third Party [Line Items]
Distribution from interest in noncontrolling interest		$ 0
Redeemable Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders			$ 18,241,000
Long Sault Hydro Facility
Transactions with Third Party [Line Items]
Hydro power capacity (megawatt) | MW			18	18